Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)   Basis of presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b)   Basis of consolidation

The consolidated financial statements include Canadian Solar Inc. and its subsidiaries where it holds a controlling financial interest or is the primary beneficiary of variable interest entities (“VIEs”). A controlling financial interest generally exists when the Company holds a majority voting interest in an entity, and the non-controlling shareholders or partners do not possess substantive participating or redemption rights, nor are there other conditions that would indicate the Company does not have control. Non-controlling interests in consolidated subsidiaries are reported as equity, unless redeemable outside the Company’s control, in which case they are classified as temporary equity. The strategic initiative disclosed in Note 1 is a transaction involving entities under common control.

The Company consolidates VIEs in which it is the primary beneficiary, with both power to direct the day-to-day operating activities that most significantly impact the VIE’s performance and the obligation to absorb losses or receive benefits that could potentially be significant. Consolidated VIEs include tax equity partnerships and similar structures where the Company, through its subsidiaries, acts as the managing member and controls day-to-day operations, silent partnerships and bankruptcy-remote structures used to hold project companies in Japan, where the Company does not hold a majority equity interest but is entitled to substantially all economic benefits and controls key operational decisions through asset management agreements. The obligations of these consolidated VIEs are non - recourse to the Company, except where contractual liquidity support or guarantee exists. Required contributions were made during the years ended December 31, 2024 and 2025 in accordance with the respective operating agreements.

Certain solar power and battery energy storage project companies of Recurrent Energy B.V. in the U.S. have issued Class A membership interests to third-party investors. Under the terms of these tax equity partnership arrangements, the investors are generally entitled to substantially all of the accelerated depreciation tax deductions and investment tax credits (“ITCs”) associated with the projects, together with a portion of the distributable cash, until a specified flip date, after which the majority of economics shift to Recurrent Energy B.V. These interests are redeemable and classified as temporary equity. As a result, the income tax benefit from the ITC and accelerated depreciation is reflected in the Company’s consolidated financial statements through the income and loss allocations to the redeemable non-controlling interests representing the tax equity investors’ share in the consolidated project companies. The allocation of income or loss to these interests is performed using the Hypothetical Liquidation at Book Value (“HLBV”) method. Under HLBV, the income or loss attributable to redeemable non-controlling interests reflects the changes in the amounts that tax equity investors would hypothetically receive upon liquidation of the applicable partnerships at the beginning and end of each reporting period, after considering any capital transactions, such as contributions or distributions, between these project companies and the tax equity investors. The hypothetical liquidation assumptions are periodically reviewed to reflect significant events or changes in circumstances that could affect the distribution or liquidation priorities, including changes in expected flip dates, anticipated tax equity partnership period, or other events that may alter the expected duration and future cash flows of the partnership and its underlying project assets.

Assets and liabilities of consolidated VIEs are disclosed separately if creditors do not have recourse to the Company, except where a financial guarantee exists. See Note 10 for details. As of December 31, 2024 and 2025, the Company guaranteed VIE obligations of $87,436 and $17,763, respectively.

Intercompany balances and transactions are eliminated upon consolidation.

(c)   Use of estimates

Preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses during the reporting period and the disclosure of contingent assets and liabilities at the balance sheet date. Significant estimates include revenue recognition (including identification of performance obligations, determination and allocation of transaction price, use of the percentage-of-completion method, and estimates of variable consideration and total costs), allowance for credit losses, inventory valuation, asset impairments and useful lives, provisions for contingent liabilities, warranty accruals, fair value estimates of financial instruments and derivatives, deferred taxes, uncertain tax positions and income or loss allocations using the HLBV method and the redemption value of temporary equity instruments. Actual results may differ from these estimates.

(d)   Cash, cash equivalents and restricted cash

Cash and cash equivalents are stated at cost, which approximates fair value, and includes cash on hand, demand deposits and money market funds that are unrestricted and have original maturities of three months or less when acquired. Restricted cash represents amounts held by banks as security for short-term notes payable, letters of guarantee, letters of credit or bank borrowings. These amounts are unavailable for general use until the related obligations mature or are repaid, at which point the funds become unrestricted.

(e)   Contract assets and liabilities

Accounts receivable, unbilled represents a contract asset for revenue recognized prior to billing the customer. The Company uses a cost-based input method to recognize revenue from turnkey battery energy storage solutions and EPC services when revenue recognition criteria are met. Once billing criteria are satisfied, typically structured around construction milestones, and the right to consideration becomes unconditional, the Company bills the customer and reclassifies the unbilled amount to trade accounts receivable.

Advances from customers, including deposits for inventory purchases, are recorded as contract liabilities and recognized as revenue when the related performance obligations are satisfied.

(f)   Allowance for credit losses

Trade accounts receivable, advances to suppliers, warranty insurance receivables, and other receivables are presented net of allowances for credit losses. Current expected credit losses (“CECL”) are estimated based on external and internal credit ratings, historical loss rates, and other relevant factors. Where individual credit risk evidence is not available, financial instruments are grouped by aging, size, industry, and other shared risk characteristics.

To mitigate credit risk, the Company obtains credit insurance for certain trade receivables. An allowance is recorded based on historical collection experience, receivable aging, and other available evidence, regardless of insurance coverage. When a claim is made, a receivable is recorded equal to the expected recovery, up to the specific allowance amount, with a corresponding reduction in general and administrative expenses. Receivables from insurers included in prepaid expenses and other current assets were $6,881 and $18,424 as of December 31, 2024 and 2025, respectively.

(g)   Advances to suppliers

Prepayments to suppliers are recorded as advances. Amounts expected to be utilized within one year are classified as current assets and those expected to be utilized beyond one year are classified as non-current assets.

(h)   Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted-average method. Inventory costs include direct materials such as high - purity polysilicon, ingots, wafers, silver-based metallic pastes, glass, metal frames, ethylene vinyl acetate, junction boxes, polymer back sheets, lithium iron phosphate battery cells, inverters, trackers, mounting hardware, and grid interconnection equipment. Applicable direct labor, tolling, and overhead costs incurred to bring inventories to their present location and condition are also included.

When indicators suggest that inventory carrying amounts may not be recoverable, such as obsolescence, damage, declining market prices, and reduced demand forecasts, the Company records inventory write-downs to net realizable value.

(i)   Project assets

Project assets primarily consist of capitalized development and construction costs for solar power and battery energy storage assets intended for sale. These costs include pipeline and land acquisition, permitting, consulting, legal, grid and network connection, civil works, and equipment installation (including solar modules, lithium battery energy storage systems, inverters, energy stations, and power plant controllers), as well as interest, amortized deferred financing costs and capitalized indirect project costs.

Solar power and battery energy storage projects are classified as project assets unless the Company intends to retain and operate them to generate electricity or storage revenue, in which case they are classified as solar power and battery energy storage systems. In accordance with ASC 970, expenditures incurred during development phase are capitalized. These expenditures are classified as operating or investing activities in the consolidated statement of cash flows, depending on whether the assets are held for sale or for use. Project assets are typically held in separate legal entities or VIEs, referred to as “project companies,” and are consolidated in accordance with Note 2(b). Project assets are generally classified as non-current assets unless their sale is expected within one year, in which case they are presented as current.

Impairment testing is performed when events or changes in circumstances indicate carrying amounts may not be recoverable. A fully developed or constructed project is considered recoverable if it is expected to be sold for a profit. Otherwise, recoverability is assessed by comparing the anticipated net selling price to the carrying amount. Impairments are generally recorded if changes in environmental, regulatory, interconnection, capital cost, or market conditions adversely affect recoverability. Impairments are recognized within cost of revenues in the consolidated statements of operations.

Project assets are not depreciated. Any incidental revenue generated is accounted for as a reduction of the capitalized costs. If the Company later decides to retain the project for long-term operation, the asset is reclassified to solar power and battery energy storage systems at the lower of its carrying value adjusted for depreciation that would have been recognized had the asset been continuously classified as held for use, or its fair value at the date of reclassification.

(j)   Business combination

Business combinations are accounted for using the acquisition method. Assets and liabilities assumed are recorded at their fair value as of the acquisition date. Any excess of the purchase consideration over the fair value of the net assets, including identifiable intangible assets, is recorded as goodwill. Acquisition-related costs not included in the purchase price, including legal, accounting, and other professional fees, and integration costs, are expensed as incurred within general and administrative expenses. Adjustments to provisional amounts are recognized as additional information becomes available regarding facts and circumstances that existed as of acquisition date. The measurement period ends when the Company obtains sufficient information to finalize fair value measurements, but no later than one year from the acquisition date. In 2025, the Company completed acquisitions that were not individually or in the aggregate material to its consolidated financial position, results of operations or cash flows.

(k)   Asset acquisitions

When the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. The consideration transferred, including transaction costs, is allocated to the acquired assets and assumed liabilities based on their relative fair values. Goodwill is not recognized, and no gain or loss is recorded unless the fair value of non-cash consideration differs from the carrying amount of the net assets acquired. If non-cash consideration is involved, it is measured at either the fair value of the net assets transferred or net assets acquired, whichever is more clearly evident and reliably measurable.

(l)   Property, plant and equipment

Property, plant and equipment is recorded at cost, less accumulated depreciation. Cost comprises the purchase price and any directly attributable costs, including interest capitalized during the period in which the asset is brought to the condition and location for its intended use. Costs incurred in constructing new facilities, including progress payments and related expenditures, are capitalized and transferred to property, plant and equipment upon completion. Repair and maintenance costs are expensed as incurred.

Depreciation commences when the asset is placed into service. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. Buildings are depreciated over 10 to 20 years. Leasehold improvements are depreciated over the shorter of the lease term or their estimated useful lives. Machinery and equipment are depreciated over 5 to 10 years. Furniture, fixtures, office equipment and motor vehicles are depreciated over 5 years. If property, plant and equipment placed into service are temporarily idled, the Company continues to record depreciation during the idle period. The estimated useful life of idled assets is reassessed and adjusted as necessary to reflect changes in expected usage.

(m)  Solar power and battery energy storage systems

Solar power and battery energy storage systems comprise utility-scale facilities that the Company intends to hold for use. These systems are stated at cost, less accumulated depreciation. Cost comprises direct expenditures incurred during various stages of development prior to the commencement of operations. For self-developed solar power or battery energy storage systems, capitalized costs include expenditures related to power purchase agreements (“PPA”) or battery tolling agreements, application for performance-based energy incentives, permits, construction and equipment costs, land acquisition, capitalized interest, and other associated development costs. Expenditures for major additions and improvements are capitalized, while minor replacements, maintenance, and repairs are expensed as incurred. Upon retirement or disposal of a solar power and battery energy storage system, the cost and related accumulated depreciation are removed from the balance sheet, and any resulting gain or loss is recorded in the results of operations.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. Solar power systems are depreciated over a period of up to 35 years, while battery energy storage systems are depreciated over a period of up to 25 years. The Company regularly reviews the estimated useful lives of its solar power and battery energy storage systems. In 2024, based on internal analysis and market data reflecting advancements in solar technology, the Company determined that the actual service lives of certain solar power systems exceeded previous estimates. As a result, the Company revised the estimated useful life of its solar power systems from 30 years to 35 years and applied the change prospectively as a change in accounting estimate. This change does not apply to solar power systems subject to PPAs with term shorter than 35 years, where a transfer of ownership to the offtaker is expected at the end of the PPA term. In such cases, the useful life is aligned with the expected transfer date.

(n)   Intangible assets

Intangible assets consist of customer-related intangible assets, including customer relationships and backlog, trademarks, technical know-how, and computer software purchased from third parties. These assets are recorded at fair value at the time of acquisition and are subsequently stated net of accumulated amortization, using the straight-line method over their estimated useful lives. Customer-related intangible assets are amortized over periods ranging from 7 to 20 years, trademarks are amortized over 20 years, technical know-how is amortized over 10 years, and computer software is amortized over periods ranging from 3 to 10 years.

(o)   Land use rights

Land use rights are accounted for as operating leases in accordance with ASC 842. Amounts paid for land use rights are recorded as operating lease right-of-use (“ROU”) assets on the balance sheets. These amounts are expensed on a straight-line basis over the relevant periods, which are generally 50 years.

(p)   Investments in affiliates

Investments in affiliates are accounted for using the equity method. Investments are initially recorded at historical cost and subsequently adjusted for the Company’s share of the investee’s profits or losses and other required equity method adjustments. Dividends received are recorded as reductions in the carrying amount of the investments. The portion of earnings considered as a return on capital is recognized accordingly, while any excess is treated as a return of capital.

Investments are evaluated for impairment when events or changes in circumstances indicate that the fair value may be less than the carrying amount. An impairment is recognized when the decline in fair value is determined to be other than temporary. In assessing whether a loss is other than temporary, the Company considers several factors, including the nature of the investment, the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the investee, and the Company’s ability to hold the investment for a sufficient period to allow for recovery. For the years ended December 31, 2023, 2024 and 2025, the Company did not record any material impairment charges on its investments in affiliates.

(q)   Impairment of long-lived assets

Long-lived assets, including property, plant and equipment, non-current project assets, solar power and battery energy storage systems, and intangible assets, are reviewed for impairment whenever indicators of impairment are identified. For impairment testing, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent. When indicators of impairment exist, the Company compares the asset group’s carrying amount to the sum of expected undiscounted future cash flows, including the estimated disposal value. If the sum of those cash flows is less than the carrying amount, the asset group is considered not recoverable, and the excess of carrying value over fair value is recognized as an impairment loss. Fair value is generally determined using quoted market prices, if available, or discounted cash flow analysis. The assessment also considers changes in asset group utilization, including temporarily idled capacity, the expected timing of placing this capacity back into production, capital investments, inflation, the terms of new or anticipated PPAs, eligibility for tax incentives, and long-term electricity and power price forecasts.

(r)   Interest capitalization

The Company capitalizes interest costs that are directly attributable to the acquisition, development, or construction of certain assets during the period required to prepare the asset for its intended use or sale. Interest is capitalized when expenditures to acquire, construct, or develop an asset have been made and interest has been incurred. For property, plant and equipment, and solar power and battery energy storage systems, capitalized interest cost is depreciated over the asset’s estimated useful life once placed in service. For project assets, capitalized interest is included in cost of revenues when sold. Capitalization ceases when the project is substantially complete or when construction activities necessary to prepare it for its intended use are no longer in progress.

(s)   Short-term notes payable

In certain jurisdiction, the Company enters into arrangements with banks whereby the banks issue notes to the Company’s materials and equipment vendors, effectively extending the payment terms of the related accounts payable. Vendors may present these notes to a bank, including the issuing bank, prior to the stated maturity date, generally at a discount to face value. The Company is typically required to maintain restricted cash deposits with the issuing banks, which are used to immediately repay the bank upon settlement of the notes. Given that the purpose of these arrangements is to extend the payment terms to suppliers, the Company records such amounts as short-term notes payable. Because the bank settlements are immediately repaid using the Company’s restricted cash and other deposits held at the same banks, the notes payable do not represent cash borrowings. As of December 31, 2024 and 2025, short-term notes payable totaled $637,512 and $939,549, respectively.

(t)   Assets retirement obligation

In certain jurisdictions or under specific land lease agreements, the Company is required to remove its solar power and battery energy storage systems upon decommissioning. A liability for asset retirement obligation (“ARO”) is recognized at fair value in the period the obligation is incurred and can be reasonably estimated. The corresponding asset retirement cost is capitalized as part of the related long-lived asset. The liability is accreted over time to its expected future value, and the capitalized cost is depreciated over the asset’s useful life, or over the lease term if shorter. Upon settlement of the obligation, the liability is derecognized, and any difference between recorded amount and actual costs incurred is recognized as a gain or loss. ARO liabilities included in solar power and battery energy storage systems were $5,811 and $6,489 as of December 31, 2024 and 2025, respectively.

(u)   Leases

The Company determines whether an arrangement contains a lease at inception based on the applicable facts and circumstances. Operating leases are recorded as right-of-use (“ROU”) assets and operating lease liabilities, while finance leases are included in property, plant and equipment and corresponding liabilities on the balance sheets. ROU assets represent the right to use an underlying asset for the lease term, while lease liabilities represent the obligation to make future lease payments. ROU assets and lease liabilities are measured as the present value of lease payments not yet paid, discounted using the rate implicit in the lease, if readily determinable. If the implicit rate is not readily available, the Company uses its incremental borrowing rate, based on information available at lease commencement. Lease payments exclude variable components, which are expensed when incurred. Operating lease ROU assets include lease prepayments, initial direct costs, and deferred rent, if applicable, and exclude lease incentives. Lease option to extend or terminate is included in the lease term only when it is reasonably certain the option will be exercised. Lease expenses for operating leases are recognized on a straight-line basis over the lease term. For finance leases, asset amortization is recognized over the shorter of the lease term or useful life within depreciation expense, and interest, including variable payments, is recognized in interest expense, in the consolidated statements of operations.

For sales-type leases related to battery energy storage systems, the book value of the leased assets is removed from the balance sheet and a net investment in sales-type lease is recognized at lease commencement. The net investment represents the present value of fixed payments under the tolling agreement and the estimated unguaranteed residual value of the battery energy storage systems at the end of the lease term, discounted using the rate implicit in the lease. The estimated unguaranteed residual value represents the estimated fair value of the battery energy storage systems at the end of the lease. The Company estimates the residual value of the battery energy storage systems by obtaining forward-looking product information such as expected technological performance and planned augmentation of battery storage capacity over the operating life. The net investment in sales-type lease is included in current and non-current other assets on the balance sheets. Interest income on the net investment in sales-type lease is recognized over the lease term in a manner that produces a constant rate of return on the net investment in the sales-type lease.

Short-term leases with initial terms of 12 months or less and no extension or purchase option reasonably certain to be exercised are not recorded on the balance sheets, and instead related lease payments are recognized on a straight-line basis over the lease term. Lease liabilities due within one year are classified as current liabilities. The Company’s leases do not include material residual value guarantees or restrictive covenants.

The Company reviews ROU assets for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. If the undiscounted cash flows expected from the use and eventual disposition of the asset are less than its carrying amount, an impairment loss is recognized in the consolidated statements of operations for the difference between the carrying amount and asset’s fair value.

(v)  Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and similar matters are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but not reasonably estimable, the nature of the contingency, and if determinable, an estimate of the possible loss or range of loss is disclosed. The Company may be exposed to certain liabilities related to its business operations, including various international trade proceedings, government actions and ongoing patent litigations. The Company makes these assessments based on facts and circumstances that may change in the future resulting in additional expenses. See Note 20 for details. Legal costs associated with such contingencies are expensed as incurred.

(w)  Income taxes

Deferred income taxes are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities, and for net tax operating loss carryforwards and tax credits, using enacted tax rates expected to apply when the deferred tax assets or liabilities are realized or settled. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that some or all of the deferred tax assets will not be realized.

Income tax expense includes current tax expense, which represents amounts payable to or receivable from taxing authorities; deferred tax expense, which reflects changes in deferred tax assets and liabilities, including changes in valuation allowances; and non-current tax expense, which arises from changes in uncertain tax positions not settled with cash or other tax attributes.

The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position. The Company records penalties and interests associated with the uncertain tax positions as a component of income tax expense.

The Company applies the flow-through method for ITCs related to energy project placed into service. Under this method, ITCs that are not part of a transaction with a tax equity investor are recognized as a reduction to income tax expense in the period in which the credit arises. This approach results in a basis difference between the tax and book value of the related asset, giving rise to a deferred tax liability, which is accounted for using the income statement method. For ITCs monetized through tax equity financing structures, the Company applies guidance under ASC 740 and ASC 810, as applicable, based on the structure and associated accounting model used for the tax equity partnership. Production Tax Credits (“PTCs”) are recognized as solar energy is generated and sold, based on applicable statutory rates, and reduce current income taxes payable or are recorded as deferred tax assets if utilization is limited.

(x)   Revenue recognition

The Company recognizes revenue when it satisfies a performance obligation by transferring a promised good or service to the customer. Revenue is presented net of sales, value-added, and similar taxes, and estimated returns.

Solar power products

Revenue from solar modules, system kits, inverters, and related components is recognized at a point in time when the customers obtain control of the products, typically upon shipment or delivery, depending on the contract terms. Sales agreements generally include only assurance-type customary product warranties and do not include significant post-shipment obligations. Shipping and handling charges are included in revenue when billed. If collectability is not probable at the time of delivery, revenue is deferred and the products remain in inventory until collectability becomes probable.

Battery energy storage solutions and EPC services

Revenue from battery energy storage products is recognized at a point in time when customers obtain control of the products, typically upon shipment or delivery, depending on the contract terms.

Revenue from the delivery of turnkey battery energy storage solutions and EPC services is recognized over time based on estimated progress toward completion using a cost-based input method. Customer advances received for these solutions are recorded as deferred revenue on the balance sheets and subsequently recognized as revenue over time, based on the estimated progress to completion.

In applying the cost-based input method of revenue recognition, the Company measures progress towards contract completion based on actual costs incurred relative to total estimated contract costs. This method requires the Company to make significant estimates and judgments of total contract revenues and costs, including the impact of performance incentives, liquidated damages, and other variable payments. If at any point estimated total contract costs exceed total estimated revenues, the full amount of the expected loss is recognized immediately in the period the loss becomes known. Revisions to estimates of revenues or costs, including changes in contract scope or performance expectations, are recognized in the period in which the revisions are identified and are reflected as cumulative adjustments to revenue. For contracts that include variable consideration, the Company estimates the amount of consideration it expects to receive using either the most likely amount method or the expected value method, depending on which approach better predicts the amount of consideration to which it will be entitled. Variable consideration is included in the transaction price to the extent that it is probable that a significant reversal of revenue will not occur. The contracts do not contain significant financing component.

Revenue for long-term service contracts, such as those covering capacity guarantees, operating system performance, or battery augmentation, is recognized separately when the performance obligation is distinct. A performance obligation is considered distinct if the customer can benefit from the good or service either on its own or together with other readily available resources, and if the promise to transfer the good or service is separately identifiable within the context of the contract. The Company allocates the transaction price to each performance obligation based on relative standalone selling prices. These are determined using observables prices when available or estimated using judgment, taking into account market conditions, entity-specific factors, and customer-specific information.

Solar power and battery energy storage asset sales

Revenue from the sale of solar power and battery energy storage assets is recognized at a point in time when the customer obtains control of the asset. If the Company retains a non-controlling interest in the project, it recognizes the full amount of the consideration received as revenue, including the fair value of the retained interest, and defers any profit associated with that interest. These projects are typically held in separate legal entities, partnerships, trusts, or investment funds formed for the sole purpose of developing and constructing the assets, which the Company refers to as “project companies.” The Company applies ASC 810 to assess whether deconsolidation of a project company is appropriate upon the sale of equity interests. If deconsolidated, ASC 606 is then applied to evaluate performance obligations, determine transaction price, including variable consideration, and recognize revenue accordingly.

Power services

Revenue from power services, primarily Operations and Maintenance (“O&M”), is recognized over time, when the customer receives and consumes the benefits of the Company’s performance. Revenue is recognized based on the work completed to date that does not require significant re-performance, and related costs are expensed when incurred.

Electricity and battery energy storage operations

Revenue from electricity and battery energy storage operations is primarily generated from long-term PPAs, virtual power purchase agreements (“VPPAs”), tolling agreements, and performance-based energy incentives. Under PPAs, revenue is recognized when electricity is generated and delivered to the grid at the contractually stated prices. Performance-based energy incentives are recognized when conditions are met and collection is reasonably assured. For the years ended December 31, 2023, 2024 and 2025, the Company recognized $2,772, $2,542 and $2,010, respectively, from such incentives.

Revenue from uncontracted solar power projects and battery energy storage systems operating, in whole or in part, under merchant power pricing is recognized as revenue when the electricity or ancillary services are transferred to the market operator. Merchant projects earn revenue based on prevailing market prices or compensation for services such as frequency regulation or demand response. Revenue is recognized at the point of delivery, when performance obligations are satisfied and pricing is determinable.

The Company evaluates offtake contracts, including PPAs, VPPAs, tolling agreements, and long-term contracts, to determine whether they represent leases. If the customer is deemed to assume the principal risks and rewards of ownership, the arrangement is classified as a finance lease. In such cases, the Company derecognizes the assets and recognizes a finance lease receivable measured as the present value of future lease payments. Income is recognized over time using a constant rate of return. If the Company retains the principal risks and rewards of ownership, the arrangement is classified as an operating lease. The asset remains capitalized, and lease revenue is recognized either on a straight-line basis for the fixed payments or as contingent rent for variable payments linked to output.

The Company’s electricity revenue was as follows:

	Years Ended December 31,
	2023	2024	2025
Electricity revenue by segment:
Manufacturing	$3,273	$5,697	$12,869
Recurrent Energy	44,842	83,473	124,762
Total	$48,115	$89,170	$137,631

Certain PPAs are accounted for as operating leases, with revenue recognized as contingent rental revenue upon electricity delivery. Such revenue under ASC 842 totaled $4,434, $3,987 and $3,619 for the years ended December 31, 2023, 2024 and 2025, respectively. The remaining amounts of $43,681, $85,183 and $134,012 for the same periods, including performance-based energy incentives, was recognized in accordance with ASC 606. No finance lease revenue was recognized during these periods. The Company’s fixed-priced VPPAs are financially settled on a monthly basis. The Company concluded that its VPPA contracts do not meet the definition of a derivative under ASC 815, as they do not contain a notional amount.

Disaggregation of Revenue

Revenue from contracts with customers for the years ended December 31, 2023, 2024 and 2025 is disaggregated by timing of revenue recognition and segment. See Note 21 for additional details of revenues by product or service, and geographic location.

The following table presents revenue recognized at a point in time or over time:

	Years Ended December 31,
	2023	2024	2025
Manufacturing:
Revenue recognized at a point in time	$6,767,156	$4,810,787	$3,872,848
Revenue recognized over time	348,817	864,590	1,327,924

Recurrent Energy:
Revenue recognized at a point in time	399,826	156,746	175,987
Revenue recognized over time	97,827	161,286	218,348
Total	$7,613,626	$5,993,409	$5,595,107

For the years ended December 31, 2024 and 2025, $645,727 and $412,961 of revenue, respectively, were recognized from contract liabilities outstanding as of January 1, 2024 and 2025. Contract liabilities of $456,108 as of December 31, 2025 are expected to be recognized within one year.

The contract assets and liabilities were as follows:

	December 31,	December 31,
	2024	2025
Contract Assets
Accounts receivable, unbilled	$142,603	$228,393

Contract Liabilities
Advances from customers	204,826	162,586
Other current liabilities	212,452	293,522
Other non-current liabilities	41,337	18,627
Total	$458,615	$474,735

As of December 31, 2024 and 2025, current advances from customers totaled $204,826 and $162,586, respectively, and non-current advances totaled $41,337 and $18,627, respectively. These amounts are classified as current or non-current liabilities based on the expected timing of performance.

The Company applies the portfolio approach as a practical expedient for contracts or performance obligations with similar characteristics. The Company does not expect that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would differ materially from applying the guidance to the individual contracts or performance obligations within that portfolio. The Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract. When revenue is recognized for a performance obligation that includes such immaterial items before they are transferred to the customer, the related costs to transfer those items are accrued. The Company does not disclose the value of remaining performance obligations for contracts with an original expected duration of one year or less, and contracts where revenue is recognized in the amount to which the Company has a right to invoice. Revenue recognized in years ended December 31, 2023, 2024 and 2025 from performance obligations satisfied in prior periods were insignificant. Incremental costs of obtaining a contract are generally expensed in operating expense as incurred because the amortization period would be less than one year. Costs associated with contracts exceeding one year are not material.

(y)   Shipping and handling

Amounts billed to customers for shipping and handling are included in net revenues. Related costs are generally included in selling and distribution expenses, and totaled $237,947, $330,909 and $233,039 for the years ended December 31, 2023, 2024 and 2025, respectively.

(z) Research and development

Research and development costs, including design, development, testing and product enhancements, are expensed when incurred.

(aa) Other operating income, net

Other operating income, net primarily includes gains and losses on the disposal of property, plant and equipment, solar power and battery energy storage systems, and government grants. For the years ended December 31, 2023, 2024 and 2025, the Company recorded net gains of $5,342, net loss of $896 and net loss of $5,213, respectively, on the disposal of property, plant and equipment.

Government grants include both unrestricted and restricted grants and subsidies. Unrestricted grants, which provide the Company with full discretion over the use of funds, are recognized when it is probable that all the conditions stipulated by governments, generally related to operating a business within a government’s jurisdiction and complying with specific policies promoted by the governments, have been satisfied. Restricted grants related to ROU assets, property, plants and equipment, and certain projects are recorded as deferred subsidies within other non-current liabilities and are amortized on a straight-line basis over the useful life of the related assets. In most cases, the conditions attached to such grants pertain to specific performance or time-based requirements, such as the construction or acquisition of property, plant and equipment, achievement of business development milestones, technological innovation, or human capital development. These conditions may be subject to review, audit and approval by the government authorities and, therefore, the actual amounts realized may differ from the amounts initially recorded. As of December 31, 2025, deferred government grants included in other non-current liabilities amounted to $150,119. The Company qualifies for refundable or transferable tax credits under Section 45X of the Internal Revenue Code for eligible solar modules and components manufactured in the United States and sold to third parties. These credits are treated as income-based grants and recognized as reduction to cost of revenues related to the activities that generated the benefit, when there is reasonable assurance that the Company will comply with the eligibility criteria and receive the credits, and are excluded from income taxes.

(ab) Product warranties and performance guarantees

The Company provides warranties and performance guarantees on its solar products, battery energy storage products, and EPC services. For its solar modules, the Company offers a defects in materials and workmanship warranty of up to 25 years and a performance guarantee against power degradation for periods of up to 30 years, depending on the module type and warranty terms.

The Company maintains warranty reserves based on its own and industry claim history, accelerated testing, failure rate estimates, and other reasonable assumptions. The warranty provision is typically 1% of revenue from solar module sales. Actual warranty claims are charged against the accrued warranty liability, and the accrual rate is revised prospectively if needed. For battery energy storage systems, the Company provides a standard assurance-type warranty covering performance and manufacturing defects, generally for one to five years, with separately sold extended warranties of up to 15 years, accounted for as separate performance obligations. Warranty reserves are accrued upon revenue recognition and evaluated continuously based on claims history, field monitoring, vendor data, reliability estimates, and industry benchmarks. The Company also obtains vendor and supplier warranties to back up a portion of its warranty obligations. For contracts that include performance guarantees and long-term service agreements, liquidated damages may apply if performance thresholds are not met.

In EPC contracts, the Company offers a limited workmanship or balance of system warranty against defects in engineering design, installation and construction under normal use, operation and service conditions, typically for two years post energization of the project. Claims under these warranties may be remedied through repair, refurbishment or replacement. The Company may enter into similar workmanship warranties from key subcontractors and suppliers.

The Company maintains insurance policies with a group of insurers to back up a portion of its warranty obligations. Under these policies, the insurers are obliged, subject to certain maximum claim limits and deductibles, to reimburse the Company for actual warranty costs incurred in accordance with the terms of its product warranties. Insurance premiums are recorded as prepaid expenses and amortized over the coverage period. The Company considers insured losses related to defective products shipped to customers as analogous to incurred but not reported claims. Accordingly, the Company recognizes an insurance receivable for the portion of incurred warranty losses that are probable of recovery, not to exceed the warranty costs, in accordance with ASC 410. As of December 31, 2024 and 2025, non-current insurance receivables were $56,000 and $47,203, respectively. Insurance receivable is evaluated for recoverability based on insurer credit quality, insurance policy terms, and written communications of claim acceptance. There can be no absolute assurance that the Company will collect all amounts recorded as probable of recovery from the insurers. To the extent that uncertainties arise regarding the solvency of insurance carriers or the legal sufficiency of claims (including if they became subject to litigation) were to arise, the Company will establish a provision for uncollectible amounts based on specific facts and circumstances, and the measurement of expected credit losses. Actual insurance recoveries could differ significantly from amounts currently estimated.

Warranty obligation and insurance receivables are presented gross on the balance sheets. The insurance receivable is classified as a non-current asset to the extent it aligns with the long-term nature of the related warranty obligation, with the portion expected to be collected within one year presented as a current receivable. The Company made upward adjustments of $32,019 to its accrued warranty liability for the year ended December 31, 2025 to reflect the net effect of an increase in average selling prices of solar modules and an increase in shipment volumes, which are two primary inputs into the estimated warranty costs. See Note 14 for accrued warranty costs included in cost of revenues.

(ac) Foreign currency translation

The Company uses the United States dollars (“U.S. dollars” or “$”) as its functional and reporting currency. Monetary assets and liabilities denominated in foreign currencies are translated at exchange rates in effect at the balance sheet date. Transactions in foreign currencies are translated at the exchange rates prevailing on the transaction dates. Resulting transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on foreign currency transactions between consolidated entities that are of a long-term-investment nature, that is, settlement is not planned or anticipated in the foreseeable future, are not recognized in the consolidated statements of operations, but are recorded in other comprehensive income or loss. For subsidiaries that use a local currency as their functional currency, assets and liabilities are translated at exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated at average rates for the period. Resulting translation adjustments are reported as foreign currency translation adjustments and are presented as a separate component of other comprehensive income or loss in the consolidated statements of comprehensive income (loss).

(ad) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in redeemable non-controlling interests and equity, other than those resulting from investments by or distributions to owners. For the periods presented, total comprehensive income (loss) comprises net income (loss), foreign currency translation adjustments, including gains and losses on foreign currency transactions between consolidated entities that are of a long-term-investment nature, unrealized gains or losses (effective portion) and de-recognition of derivative instruments designated as cash flow hedges, and unrealized gains and losses on available-for-sale debt securities.

(ae) Derivatives and foreign currency risk

The Company generates revenues, incurs expenses, holds cash and enters into financing arrangements in multiple currencies. These activities expose the Company to foreign currency risk, which may result in exchange gains or losses due to fluctuations in currency exchange rates. The Company is particularly exposed to foreign currency movements in countries where it has significant manufacturing, sourcing, or financing activities. To mitigate a portion of this risk, the Company uses foreign currency forward or option contracts as part of its hedging plan. These derivative instruments are accounted for in accordance with ASC 815, and changes in fair value that are not designated as hedges are recognized in the consolidated statements of operations within gain or loss on change in fair value of derivatives, net. The fair value of derivatives is determined using observable market inputs, including forward exchange rates. Fair value measurements are adjusted, as necessary, to reflect counterparty credit risk and the Company’s own nonperformance risk. Realized gains or losses on derivative settlements are classified within operating activities in the consolidated statements of cash flows, consistent with the nature of the economically hedged item. For derivatives designated as cash flow hedges, the Company formally establishes and maintains the hedging relationship, including the related risk management objective, at inception. The effective portion of changes in fair value is recorded in other comprehensive income (loss), net of tax and subsequently reclassified into earnings in the same period the hedged item impacts the income statement.

(af) Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk primarily include cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, and amounts due from related parties. All of the Company’s cash and cash equivalents are held with financial institutions of high credit quality. The Company performs credit evaluations of its customers and generally does not require collateral. An allowance for credit losses is recorded based on the age of receivables and specific credit factors. Advances to suppliers, primarily for raw materials and manufacturing equipment, are generally unsecured. The Company conducts ongoing evaluations of suppliers’ financial conditions and maintains a reserve for potential credit losses, which historically have been within expectations. As of December 31, 2025, the Company made prepayments to one individual supplier, which represented more than 10% of total advances to suppliers, in the amount of $40,581. As of December 31, 2024, three individual suppliers accounted for more than 10% of total advances to suppliers.

(ag) Fair value of financial instruments

The Company applies ASC 820 for fair value measurements of financial assets and liabilities. Fair value is defined as the exit price, the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tiered hierarchy, which prioritizes which inputs should be used in measuring fair value and requires the use of observable market data when available in determining fair value, is comprised of:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s money market funds included in cash equivalent, restricted cash balance, mutual funds related to employee compensation plan, and listed equity securities are measured using Level 1 inputs.

Level 2 - Inputs other than quoted prices included in Level 1 that are observable, either directly or indirectly. These include quoted prices for similar assets in active markets or inputs corroborated by observable market data.

Level 3 - Unobservable inputs reflecting the Company’s own assumptions, consistent with those market participants would use when pricing the asset or liability.

(ah) Earnings per share

Basic earnings per common share is calculated by dividing net income attributable to common shareholders, after deducting cumulative dividends on any outstanding redeemable preferred shares of subsidiaries, by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The dilutive effect of share-based awards is calculated using the treasury stock method, while the effects of convertible notes is calculated using the if-converted method. Anti-dilutive common share equivalents are excluded from the dilutive earnings per share calculation. The Company is required to apply the two-class method when calculating basic and diluted earnings per share, if preferred shares of subsidiaries are considered participating securities under ASC 260.

(ai) Share-based compensation

The Company may grant restricted share units (“RSUs”) and share options to employees and directors. Awards with time-based vesting conditions are measured at grant date fair value and recognized as compensation expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For awards with both time-based and performance-based vesting conditions, compensation expense is recognized when it becomes probable that the performance condition will be met. The fair value of awards with performance conditions does not reflect the likelihood of achieving the performance condition and is recognized in accordance with ASC 718. Share-based compensation expense is allocated to cost of revenues, selling and distribution, general and administrative, and research and development expenses, based on the job function of the grantee.

(aj) Recently issued accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced disaggregation in the income tax rate reconciliation and additional disclosures by nature and jurisdiction for reconciling items exceeding a quantitative threshold. On January 1, 2025, the Company adopted the new standard. ASU No. 2023-09 affects financial statement disclosure in 2025, and its adoption did not affect the Company’s consolidated results of operations or financial condition.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements, which removes various references to concepts statements from the FASB Accounting Standards Codification. The new standard is effective for fiscal years beginning January 1, 2025, and its adoption did not have a material impact to the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires additional disaggregation of specific expense categories in the statement of income. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers, to assume that conditions as of the balance sheet date remain unchanged for the remaining life of those assets. Entities that elect the practical expedient and, if applicable, make the accounting policy election are required to apply the amendments prospectively. The new standard is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Improvements to the Accounting for and Disclosure of Internal-Use Software, which amends certain aspects of the accounting for and disclosure of software costs. The new standard is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of the updated standard on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements, which clarify certain aspects of the guidance on hedge accounting and to address several incremental hedge accounting issues arising from the global reference rate reform initiative. The new standard is effective for fiscal years beginning after December 15, 2026. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarify interim disclosure requirements and the applicability of Topic 270. The new standard is effective for fiscal years beginning after December 15, 2027. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.